Investments - Amortized cost or cost and fair value of available for sale securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	$ 181,274	$ 182,593
Allowance for Credit Losses	(148)	(78)	$ (131)	$ (5)
Gross Unrealized Gains	1,424	17,328
Gross Unrealized Losses	(25,757)	(1,275)
Bonds available for sale	156,793	198,568
Non-Investment Grade
Debt Securities, Available-for-sale [Line Items]
Bonds available for sale	16,700	20,400
U.S. government and government sponsored entities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	1,405	1,406
Allowance for Credit Losses	0	0
Gross Unrealized Gains	17	306
Gross Unrealized Losses	(224)	0
Bonds available for sale	1,198	1,712
Obligations of states, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	6,808	7,321
Allowance for Credit Losses	0	0
Gross Unrealized Gains	42	1,362
Gross Unrealized Losses	(924)	(7)
Bonds available for sale	5,926	8,676
Non-U.S. governments
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	5,251	6,026
Allowance for Credit Losses	(5)	0
Gross Unrealized Gains	25	495
Gross Unrealized Losses	(879)	(124)
Bonds available for sale	4,392	6,397
Corporate debt
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	124,068	128,417
Allowance for Credit Losses	(116)	(72)
Gross Unrealized Gains	729	12,674
Gross Unrealized Losses	(19,989)	(956)
Bonds available for sale	104,692	140,063
Mortgage-backed, asset-backed and collateralized
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	43,742	39,423
Allowance for Credit Losses	(27)	(6)
Gross Unrealized Gains	611	2,491
Gross Unrealized Losses	(3,741)	(188)
Bonds available for sale	40,585	41,720
RMBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	12,267	13,236
Allowance for Credit Losses	(27)	(6)
Gross Unrealized Gains	574	1,762
Gross Unrealized Losses	(870)	(34)
Bonds available for sale	11,944	14,958
RMBS | Total derivatives with related parties
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	43	44
Bonds available for sale	39	47
CMBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	11,176	10,903
Allowance for Credit Losses	0	0
Gross Unrealized Gains	7	451
Gross Unrealized Losses	(1,115)	(54)
Bonds available for sale	10,068	11,300
CLO
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	8,547	7,382
Allowance for Credit Losses	0	0
Gross Unrealized Gains	15	73
Gross Unrealized Losses	(376)	(53)
Bonds available for sale	8,186	7,402
CLO | Total derivatives with related parties
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		823
Bonds available for sale		862
ABS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	11,752	7,902
Allowance for Credit Losses	0	0
Gross Unrealized Gains	15	205
Gross Unrealized Losses	(1,380)	(47)
Bonds available for sale	$ 10,387	$ 8,060